Lord Abbett Growth Opportunities Fund
Lord Abbett Growth Opportunities Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 71 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Lord Abbett Growth Opportunities Fund		Class A		Class B	Class C		Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6	Class T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[1]	5.75%		none	none		none	none	none	none	none	none	none	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	[1]	none	[2]	5.00%	1.00%	[3]	none	none	none	none	none	none	none	none	none	none
[1]	A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lord Abbett Growth Opportunities Fund	Class A	Class B	Class C	Class F	Class F3	Class I	Class P	Class R2	Class R3	Class R4		Class R5	Class R6	Class T
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	none	none	0.45%	0.60%	0.50%	0.25%		none	none	0.25%
Other Expenses	0.26%	0.26%	0.26%	0.26%	0.12%	0.26%	0.26%	0.26%	0.26%	0.26%		0.26%	0.12%	0.26%
Total Annual Fund Operating Expenses	1.26%	2.01%	2.01%	1.11%	0.87%	1.01%	1.46%	1.61%	1.51%	1.26%	[1]	1.01%	0.87%	1.26%
[1]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares Are Redeemed
Expense Example - Lord Abbett Growth Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	696	952	1,227	2,010
Class B	704	930	1,283	2,144
Class C	304	630	1,083	2,338
Class F	113	353	612	1,352
Class F3	89	278	482	1,073
Class I	103	322	558	1,236
Class P	149	462	797	1,746
Class R2	164	508	876	1,911
Class R3	154	477	824	1,802
Class R4	128	400	692	1,523
Class R5	103	322	558	1,236
Class R6	89	278	482	1,073
Class T	375	640	924	1,735

If Shares Are Not Redeemed
Expense Example No Redemption - Lord Abbett Growth Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	696	952	1,227	2,010
Class B	204	630	1,083	2,144
Class C	204	630	1,083	2,338
Class F	113	353	612	1,352
Class F3	89	278	482	1,073
Class I	103	322	558	1,236
Class P	149	462	797	1,746
Class R2	164	508	876	1,911
Class R3	154	477	824	1,802
Class R4	128	400	692	1,523
Class R5	103	322	558	1,236
Class R6	89	278	482	1,073
Class T	375	640	924	1,735

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests primarily in equity securities of mid-sized U.S. companies with growth characteristics. Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of mid-sized companies. The Fund follows a growth style of investing, which means that the portfolio management team favors companies that it believes show the potential for strong revenue and earnings growth. The Fund may invest in U.S. companies and may invest up to 10% of its net assets in foreign companies, including emerging market companies and American Depositary Receipts (“ADRs”). The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. Foreign securities may be denominated in the U.S. dollar or other currencies. The Fund’s principal investments include the following types of securities and other financial instruments:

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Equity securities of mid-sized companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities usually include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include warrants, rights offerings, convertible securities, and investments that convert into the equity securities described above.

•	Mid-sized companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index.
•	Growth companies that the Fund’s portfolio management team believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

The portfolio management team seeks to identify companies with strong relative growth prospects that the portfolio management team believes are well positioned to benefit from the anticipated economic environment. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

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Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

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Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

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Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

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Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

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Mid-Sized Company Risk: Investments in mid-sized companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of mid-sized companies tend to be more sensitive to changing economic, market and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

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Growth Investing Risk: The Fund uses a growth investing style, which may be out of favor or may not produce favorable results over short or longer time periods. In addition, growth stocks tend to be more volatile than value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall.

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Foreign and Emerging Market Company Risk: Investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered generally riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

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Foreign Currency Risk: Investments in securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time.

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Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and changes in local, regional, or general economic conditions.

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Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

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High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs, reduced investment performance, and higher taxes resulting from increased realized capital gains, including short-term capital gains taxable as ordinary income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class F3 shares because this class has not completed a full calendar year of operations. No performance is shown for Class T shares because the Fund has not issued Class T shares.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q ’09 +17.60%	Worst Quarter 3rd Q ’11 -24.99%

Average Annual Total Returns (for the periods ended December 31, 2017)

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns - Lord Abbett Growth Opportunities Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	15.80%	11.85%	7.08%
Class B	16.92%	12.15%	7.14%
Class C	20.92%	12.38%	6.99%
Class F	23.05%	13.38%	7.94%
Class I	23.20%	13.50%	8.05%
Class P	22.64%	13.00%	7.57%
Class R2	22.46%	12.83%	7.41%
Class R3	22.53%	12.94%	7.53%
Class R4	22.84%			6.60%	Jun. 30, 2015
Class R5	23.17%			6.90%	Jun. 30, 2015
Class R6	23.32%			7.03%	Jun. 30, 2015
After Taxes on Distributions | Class A	13.06%	8.57%	5.18%
After Taxes on Distributions and Sale of Fund Shares | Class A	10.37%	8.60%	5.26%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)	25.27%	15.30%	9.10%	10.64%	Jun. 30, 2015
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)	18.52%	14.96%	9.11%	10.55%	Jun. 30, 2015